Fathom OpCo Predecessor Period Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Fathom OpCo Predecessor Period Acquisitions
Note 4 — Fathom OpCo Predecessor Period Acquisitions
In the Predecessor Periods, Fathom OpCo completed a series of acquisitions that were each accounted for under the acquisition method in accordance with ASC 805.
Acquisition of Incodema, LLC and Newchem, LLC
Fathom OpCo completed acquisitions of Incodema, LLC (“Incodema”) and Newchem, LLC (“Newchem”) on July 27, 2020 in which it acquired 100 percent of the membership interests of Incodema and Newchem. Incodema is a prototype and short run sheet metal stamping provider, and Newchem is a photochemical milling company whose process involves coating material specified with a light sensitive polymer, imaging with a photo tool using UV light, developing and then chemically etching. The acquisition was consistent with Fathom OpCo’s mission to expand its high-quality manufacturing and industrial technology capabilities in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

	Incodema	Newchem	Total
Consideration
Cash	$30,948	$6,320	$37,268
Equity instruments	920	183	1,103
Contingent consideration	8,696	—	8,696

Fair value of total consideration transferred	$40,564	$6,503	$47,067

The consideration excluded $1,489 of buyer transaction expenses that were included in other expenses within the 2020 Predecessor Period consolidated statements of comprehensive loss. In addition, Fathom OpCo paid a transaction fee of $400 to an affiliate of the majority member of Fathom OpCo in conjunction with the transaction.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Incodema and Newchem:

	Acquisition Date Fair Value
	Incodema	Newchem
Recogniz-ed amounts of identifiable assets acquired and liabilities assumed
Cash	$63	$69
Accounts receivable, net	2,370	741
Inventory	735	487
Other current assets	3	1
Prepaid expenses	77	8
Fixed assets, net	2,277	1,949
Intangible assets	19,300	2,800

Total assets acquired	24,825	6,055

Accounts payable	324	223
Accrued expenses	110	35
Other current liabilities	286	61

Total liabilities assumed	720	319

Total identifiable net assets	24,105	5,736

Goodwill	$16,459	$767

Additional contingent consideration is due to the seller of Incodema based upon the gross profit of a specified product sold by Incodema for the periods ending December 31, 2020 (Predecessor), December 31, 2021 (Successor), and December 31, 2022. The Company paid $1,984 in 2021 in contingent consideration for the period ended December 31, 2020 and expects that the remaining undiscounted payments under the under the contingent consideration arrangement will be $2,720 and $850 in the periods ended December 31, 2022, and December 31, 2023, respectively.
Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value - Incodema	Estimated Life (Years)
Trade name	$2,700	15
Customer relationships	11,500	9
Developed software	5,100	5

Total intangible assets	$19,300

	Acquisition Date Fair Value - Newchem	Estimated Life (Years)
Trade name	$300	5
Customer relationships	2,500	16

Total intangible assets	$2,800

The amounts of revenue and net (loss) of Incodema since the acquisition date included in the 2020 Predecessor Period consolidated statement of comprehensive loss was as follows:

Period From January 1 - December 31, 2020 (Predecessor)
Revenue	$6,900
Net (loss)	$(1,085)

The amounts of revenue and net income of Newchem since the acquisition date included in the 2020 Predecessor Period consolidated statement of comprehensive loss was as follows:

Period From January 1 - December 31, 2020 (Predecessor)
Revenue	$2,369
Net income	$184

Acquisition of Dahlquist Machine, LLC
Fathom OpCo completed an acquisition of Dahlquist Machine, LLC (“Dahlquist”) on December 16, 2020 in which it acquired 100 percent of the membership interest of Dahlquist. In conjunction with the equity purchase, Fathom OpCo acquired the real estate in which Dahlquist Machine, LLC performs their operations. Dahlquist is a precision machining company with state-of-the-art
computer numerical control (CNC) mills and lathes, specializing in high-speed precision machining of light metals, aluminum, and plastics. The acquisition was consistent with Fathom OpCo’s mission to acquire high-quality manufacturing and industrial technology companies in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$16,098
Equity instruments	368
Contingent consideration	1,166

Fair value of total consideration transferred	$17,632

The consideration excludes $804 of buyer transaction expenses that are included in other expenses within the 2020 Predecessor Period consolidated statements of comprehensive loss. In addition, Fathom Opco paid a transaction fee of $252 to an affiliate of the majority member of Fathom OpCo as part of the transaction.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Dahlquist:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$357
Accounts receivable, net	1,215
Inventory	1,597
Indemnification asset - PPP loan	518
Prepaid expenses	8
Fixed assets, net	3,753
Intangible assets	8,300

Total assets acquired	15,748

Accounts payable	68
Paycheck Protection Program (PPP) loan	518
Accrued expenses	475

Total liabilities assumed	1,061

Total identifiable net assets	14,687

Goodwill	$2,945

The earnout is based upon the Dahlquist’s reported earnings before interest, taxes, depreciation, and amortization for the trailing twelve-month period ending June 30, 2021. All contingent consideration balances related to the Dahlquist acquisition ($2,600) have been paid as of December 31, 2021 (Successor).
Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$500	5
Customer relationships	7,800	14

Total intangible assets	$8,300

The amounts of revenue and net (loss) of Dahlquist since the acquisition date included in the 2020 Predecessor Period consolidated statement of comprehensive loss was a follows:

Period From January 1 - December 31, 2020 (Predecessor)
Revenue	$310
Net (loss)	$(940)

Acquisition of Majestic Metals, LLC
Fathom OpCo completed an acquisition of Majestic Metals, LLC (“Majestic”) on December 17, 2020 in which it acquired 100 percent of the membership interest of Majestic. Majestic is a precision sheet metal fabricator and has evolved into one of the most progressive precision sheet metal products manufacturers in the nation. The acquisition is consistent with the Fathom OpCo’s mission to expand its high-quality manufacturing and industrial technology capabilities in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$33,557
Equity instruments	1,471

Fair value of total consideration transferred	$35,028

The consideration excludes $1,145 of buyer transaction expenses that are included in other expenses within the 2020 Predecessor Period consolidated statement of comprehensive loss. In addition, Fathom OpCo paid a transaction fee of $361 to an affiliate of the majority member of Fathom OpCo.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$(1)
Accounts receivable, net	2,646
Inventory	1,184
Other current assets	30
Prepaid expenses	201
Fixed assets, net	4,229
Intangible assets	20,100

Total assets acquired	28,389

Accounts payable	244
Accrued expenses	231
Other current liabilities	644

Total liabilities assumed	1,119

Total identifiable net assets	27,270

Goodwill	$7,758

Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$1,500	5
Customer relationships	18,600	16

Total intangible assets	$20,100

The amounts of revenue and net (loss) of Majestic since the acquisition date included in the 2020 Predecessor Period statement of comprehensive loss for the reporting periods are as follows:

Period From January 1 - December 31, 2020 (Predecessor)
Revenue	$911
Net (loss)	$(1,129)

Acquisition of Summit Tooling, Inc., and Summit Plastics, LLC:
Fathom OpCo completed an acquisition of Summit Tooling Inc. (“Summit Tooling”) and Summit Plastics LLC (“Summit Plastics”, together with Summit Tooling, “Summit”) on February 1, 2021 in which it acquired 100 percent of the equity interests of Summit. In conjunction with the equity purchase, Fathom OpCo acquired the real estate in which Summit performs their operations. Summit Tooling designs and manufactures plastic injection molds and Summit Plastics provides molding of precision plastic components for a variety of industries. The primary reason for the acquisition was to expand Fathom OpCo’s capabilities in manufacturing and expand its customer base of high-quality manufacturing and industrial technology companies in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$10,875

Fair value of total consideration transferred	$10,875

The consideration excluded $892 of buyer transaction expenses that are included in other expenses within the 2021 Predecessor Period consolidated statement of comprehensive loss. In addition, Fathom OpCo paid a transaction fee of $225 to an affiliate of the majority member of Fathom OpCo.
The goodwill recognized as part of the acquisition primarily reflects the value of the assembled workforce acquired and the value of future growth prospects and expected business synergies realized as a result of combining and integrating the acquired business into Fathom OpCo’s existing platform. The goodwill recognized is partially deductible for tax purposes.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Summit:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$40
Accounts receivable, net	627
Inventory	339
Fixed assets, net	4,371
Intangible assets	5,000

Total assets acquired	10,377

Accounts payable	40
Deferred revenue	776
Other current liabilities	1,418

Total liabilities assumed	2,234

Total identifiable net assets	8,143

Goodwill	$2,732

Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$400	5
Customer relationships	4,600	11

Total intangible assets	$5,000

The amounts of revenue and net loss of Summit since the acquisition date included in the consolidated statements of comprehensive loss for the 2021 Predecessor Period are as follows:

Period From January 1 - December 22, 2021 (Predecessor)
Revenue	$6,748
Net (loss)	$(370)

Acquisition of Precision Process Corp.:
Fathom OpCo completed an acquisition of Precision Process Corp. (“PPC”) on April 30, 2021 in which it acquired 100 percent of the membership interest of PPC. In conjunction with the equity purchase, Fathom Opco acquired the real estate in which PPC performs their operations. PPC is a manufacturing company that offers integrated engineering-to-production
services, specializing in making prototype,
small-run
and mass production of parts and components for medical, high-tech, automotive and metal stamping industries. The primary reason for the acquisition was to expand Fathom OpCo’s capabilities into metal stamping with high-quality manufacturing and industrial technology companies in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$25,721

Fair value of total consideration transferred	$25,721

The consideration excludes $984 of buyer transaction expenses that are included in other expenses within the accompanying consolidated statements of comprehensive loss. Fathom OpCo paid a transaction fee of $264 to an affiliate of the majority member of Fathom OpCo.
The goodwill recognized as part of the acquisition primarily reflects the value of the assembled workforce acquired and the value of future growth prospects and expected business synergies realized as a result of combining and integrating the acquired business into Fathom OpCo’s existing platform. The goodwill recognized is partially deductible for tax purposes.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of PPC:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$162
Accounts receivable, net	899
Inventory	480
Fixed assets, net	2,413
Intangible assets	14,200

Total assets acquired	18,154

Accounts payable	148
Accrued expenses	79

Total liabilities assumed	227

Total identifiable net assets	17,927

Goodwill	$7,794

Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$1,100	5
Customer relationships	13,100	17

Total intangible assets	$14,200

The amounts of revenue and net loss of PPC since the acquisition date included in the consolidated statements of comprehensive loss for the 2021 Successor Period is as follows:

Period From January 1 - December 22, 2021 (Predecessor)
Revenue	$6,993
Net (loss)	$(34)

Acquisition of Centex Machine and Welding, Inc. and Laser Manufacturing, Inc.:
Fathom OpCo completed acquisitions of Centex Machine and Welding, Inc. (“Centex”) and Laser Manufacturing, Inc. (“Laser”) on April 30, 2021 in which it acquired 100 percent of the equity interests of Centex and Laser. Centex is a top tier medical device manufacturing supplier and Laser provides high precision manufacturing services, combining state of the art technology with expert craftsmanship to deliver superior products. The acquisition was completed in order to expand Fathom OpCo’s high-quality manufacturing and industrial technology capabilities in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

	Centex	Laser	Total
Consideration
Cash	$11,774	$6,946	$18,720

Fair value of total consideration transferred	$11,774	$6,946	$18,720

The consideration excluded $1,226 of buyer transaction expenses that are included in other expenses within the 2021 Predecessor period consolidated statements of comprehensive loss. Fathom OpCo also paid a transaction fee of $190 to an affiliate of the majority member of the Fathom OpCo in connection with the transaction.
The goodwill recognized as part of the acquisition primarily reflects the value of the assembled workforce acquired and the value of future growth prospects and expected business synergies realized as a result of combining and integrating the acquired businesses into the Company’s existing platform. The goodwill recognized is partially deductible for tax purposes.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Centex and Laser:

	Acquisition Date Fair Value
	Centex	Laser
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$—	$68
Accounts receivable, net	1,775	900
Inventory	524	622
Prepaid expenses	108	1
Fixed assets, net	1,787	760
Intangible assets	6,243	3,557
Other assets	1	2

Total assets acquired	10,438	5,910

Accounts payable	252	568
Paycheck Protection Program (PPP) loan	649	—
Accrued expenses	271	27
Other current liabilities	23	44
Other noncurrent liabilities	1,234	703

Total liabilities assumed	2,429	1,342

Total identifiable net assets	8,009	4,568

Goodwill	$3,765	$2,378

Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value – Centex	Estimated Life (Years)
Trade name	$510	5
Customer relationships	5,733	17

Total intangible assets	$6,243

	Acquisition Date Fair Value – Laser	Estimated Life (Years)
Trade name	$290	5
Customer relationships	3,267	17

Total intangible assets	$3,557

The amounts of revenue and net loss of Centex and Laser since the acquisition date included in the consolidated statements of comprehensive loss for the 2021 Predecessor Period and is as follows:

Period From January 1 - December 22, 2021 (Predecessor)
Revenue	$9,642
Net (loss)	$(98)

Acquisition of Sureshot Precision, LLC:
Fathom OpCo completed an acquisition of Sureshot Precision, LLC (d/b/a as “Micropulse West”) on April 30, 2021 in which it acquired 100 percent of the membership interest of Micropulse West. Micropulse West is a full-service specialist offering a variety of services such as wire Electrical Discharge Machine (“EDM”), ram EDM, small hole EDM, CNC and manual machining/turning, surface grinding, and inspection. The acquisition was consistent with the Fathom OpCo’s mission to acquire high-quality manufacturing and industrial technology companies in North America.
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$12,452
Contingent consideration	1,295

Fair value of total consideration transferred	$13,747

The consideration excludes $869 of buyer transaction expenses that are included in other expenses within the 2021 Predecessor Period consolidated statement of comprehensive loss. In addition, Fathom OpCo paid a transaction fee of $130 to an affiliate of the majority member of Fathom OpCo.
The goodwill recognized as part of the acquisition primarily reflects the value of the assembled workforce acquired and the value of future growth prospects and expected business synergies realized as a result of combining and integrating the acquired businesses into Fathom OpCo’s existing platform. The goodwill recognized is partially deductible for tax purposes.
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Micropulse West:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$70
Accounts receivable, net	866
Inventory	333
Other current assets	10
Fixed assets, net	2,490
Intangible assets	7,000

Total assets acquired	10,769

Accounts payable	139
Accrued expenses	13
Other current liabilities	99

Total liabilities assumed	251

Total identifiable net assets	10,518

Goodwill	$3,229

Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$600	5
Customer relationships	6,400	17

Total intangible assets	$7,000

The amounts of revenue and net loss of Micropulse West since the acquisition date included in the 2021 Predecessor Period consolidated statement of comprehensive loss is as follows:

Period From January 1 - December 22, 2021 (Predecessor)
Revenue	$4,614
Net (loss)	$(115)

Other acquisitions
Fathom OpCo acquired substantially all assets and property, and agreed to assume certain liabilities of GPI Prototype & Manufacturing Services, LLC on August 18, 2020 for a total consideration transferred of $2,441. The primary reason for the acquisition was to expand Fathom OpCo’s capabilities in 3D printing as well as expand its customer based with high-quality manufacturing and industrial technology companies in North America.
In addition, Fathom OpCo completed an acquisition of Mark Two Engineering, LLC (“Mark Two”) on December 18, 2020 in which it acquired 100 percent of the membership interest of Mark Two for a total consideration transferred of $6,639. Mark Two is a contract manufacturing firm that specializes in rapid prototyping, complex high-precision component machining and manufacturing in the Medical Device and Aerospace industries. The acquisition is consistent with Fathom Opco’s mission to expand its high-quality manufacturing and industrial technology capabilities in North America.